CRITICAL JUDGMENTS, ESTIMATES, ASSUMPTIONS AND RISKS (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) $ / ounce	Dec. 31, 2018 USD ($)
Disclosure of Detailed Information About Accounting Judgments and Estimates [Line Items]
Gain on remeasurement of silver sale liability	$ (628,000,000)	$ 0
Miscellaneous other operating income	17,000,000	18,000,000
Other income	3,226,000,000	132,000,000
Other current assets	565,000,000	307,000,000
Pascua-Lama | Argentina
Disclosure of Detailed Information About Accounting Judgments and Estimates [Line Items]
Amounts received from VAT refunds	424,000,000	443,000,000
Revenue, performance obligation	3,538,000,000
Pascua-Lama | Zambia
Disclosure of Detailed Information About Accounting Judgments and Estimates [Line Items]
Value added tax receivables	$ 72,000,000	$ 112,000,000
Measured, Indicated and Inferred Gold Resources
Disclosure of Detailed Information About Accounting Judgments and Estimates [Line Items]
Gold price (in dollars per ounce) | $ / ounce	1,500
Silver | Lagunas Norte, Pierina and Veladero
Disclosure of Detailed Information About Accounting Judgments and Estimates [Line Items]
Contract liabilities	$ 253,000,000
Silver | Lagunas Norte, Pierina and Veladero | Silver Wheaton Corp.
Disclosure of Detailed Information About Accounting Judgments and Estimates [Line Items]
Goods deliverable under contract (as percent)	100.00%
Silver | Pascua-Lama | Silver Wheaton Corp.
Disclosure of Detailed Information About Accounting Judgments and Estimates [Line Items]
Goods deliverable under contract (as percent)	25.00%
Long-term | Gold [Member]
Disclosure of Detailed Information About Accounting Judgments and Estimates [Line Items]
Gold price (in dollars per ounce) | $ / ounce	1,200
Pueblo Viejo
Disclosure of Detailed Information About Accounting Judgments and Estimates [Line Items]
Proportion of ownership interest in subsidiary	60.00%
Lumwana mine | Zambia
Disclosure of Detailed Information About Accounting Judgments and Estimates [Line Items]
Other current assets	$ 50,000,000
Change in Timing or Quantity of Ounces to be Delivered Under Streaming Agreement [Member]
Disclosure of Detailed Information About Accounting Judgments and Estimates [Line Items]
Contract liabilities	$ 22